Investment Portfolioas of March 31, 2023 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)

Common Stocks 58.1%
Communication Services 5.8%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	13,401	257,969
BCE, Inc.	5,505	246,595
Spark New Zealand Ltd.	46,446	147,291
Swisscom AG (Registered)	105	67,095
Telefonica Deutschland Holding AG	48,330	148,977
TELUS Corp.	8,604	170,807
Verizon Communications, Inc.	18,799	731,093
		1,769,827
Entertainment 0.4%
Capcom Co., Ltd.	1,900	67,939
NetEase, Inc. (ADR)	1,245	110,108
Netflix, Inc.*	383	132,319
Nintendo Co., Ltd.	3,460	134,004
		444,370
Interactive Media & Services 2.2%
Alphabet, Inc. "A"*	5,744	595,825
Alphabet, Inc. "C"*	5,342	555,568
Autohome, Inc. (ADR)	1,723	57,669
Baidu, Inc. (ADR)*	479	72,291
JOYY, Inc. (ADR)	2,681	83,594
Kanzhun Ltd. (ADR)*	2,585	49,192
Meta Platforms, Inc. "A"*	2,502	530,274
Tencent Holdings Ltd. (ADR)	6,318	308,887
ZoomInfo Technologies, Inc.*	2,202	54,411
		2,307,711
Media 0.6%
Comcast Corp. "A"	2,227	84,426
Interpublic Group of Companies, Inc.	6,409	238,671
Omnicom Group, Inc.	1,628	153,586
Paramount Global "B"	2,681	59,813
Publicis Groupe SA	796	62,031
Trade Desk, Inc. "A"*	697	42,454
		640,981
Wireless Telecommunication Services 0.9%
America Movil SAB de CV (ADR)	6,127	128,973
KDDI Corp.	3,700	114,097
SoftBank Corp.	54,401	627,449
		870,519
Consumer Discretionary 4.8%
Automobiles 1.1%
Bayerische Motoren Werke AG	2,480	271,406
Ford Motor Co.	4,691	59,106
Mercedes-Benz Group AG	2,871	220,603

Tesla, Inc.*	2,828	586,697
Yamaha Motor Co., Ltd.	2,500	65,544
		1,203,356
Broadline Retail 1.5%
Alibaba Group Holding Ltd. (ADR)*	1,628	166,349
Amazon.com, Inc.*	8,922	921,553
JD.com, Inc. (ADR)	2,585	113,456
Next PLC	1,239	100,642
PDD Holdings, Inc. (ADR)*	670	50,853
Wesfarmers Ltd.	5,559	187,739
		1,540,592
Hotels, Restaurants & Leisure 0.7%
Booking Holdings, Inc.*	20	53,048
Darden Restaurants, Inc.	1,702	264,082
Evolution AB 144A	551	73,934
Meituan (ADR)*	1,628	58,983
Restaurant Brands International, Inc.	1,735	116,476
Starbucks Corp.	947	98,611
Vail Resorts, Inc.	187	43,698
		708,832
Household Durables 0.3%
Electrolux AB "B"	6,010	73,116
Garmin Ltd.	1,402	141,490
Newell Brands, Inc.	2,100	26,124
Taylor Wimpey PLC	87,071	128,201
		368,931
Specialty Retail 0.8%
Best Buy Co., Inc.	2,298	179,864
Home Depot, Inc.	1,148	338,798
Industria de Diseno Textil SA	1,981	66,581
Lowe's Companies, Inc.	416	83,188
TJX Companies, Inc.	1,915	150,059
ZOZO, Inc.	2,400	54,903
		873,393
Textiles, Apparel & Luxury Goods 0.4%
Kering SA	99	64,411
LVMH Moet Hennessy Louis Vuitton SE	260	238,747
NIKE, Inc. "B"	574	70,395
		373,553
Consumer Staples 5.4%
Beverages 0.9%
Ambev SA (ADR)	95,141	268,298
Cia Cervecerias Unidas SA (ADR)	2,800	43,764
Coca-Cola Co.	5,248	325,533
Coca-Cola Europacific Partners PLC	1,140	67,477
Coca-Cola Femsa SAB de CV (ADR)	862	69,365
PepsiCo, Inc.	855	155,866
		930,303
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	479	238,001
Jeronimo Martins SGPS SA	7,711	181,132
Kesko Oyj "B"	6,198	133,420
Koninklijke Ahold Delhaize NV	2,353	80,447
Kroger Co.	1,436	70,895

Sysco Corp.	766	59,158
Target Corp.	922	152,711
Walgreens Boots Alliance, Inc.	3,752	129,744
Walmart, Inc.	1,473	217,194
		1,262,702
Food Products 0.3%
Nestle SA (Registered)	2,081	253,445
Salmar ASA	2,032	88,733
		342,178
Household Products 0.7%
Clorox Co.	670	106,021
Kimberly-Clark Corp.	819	109,926
Procter & Gamble Co.	3,390	504,059
		720,006
Personal Products 0.0%
Unilever PLC	600	31,031
Tobacco 2.3%
British American Tobacco PLC	11,519	403,771
Imperial Brands PLC	14,940	343,232
Japan Tobacco, Inc.	55,600	1,173,683
Philip Morris International, Inc.	5,193	505,019
		2,425,705
Energy 3.4%
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	4,799	265,569
Chesapeake Energy Corp.	1,800	136,872
Chevron Corp.	2,923	476,917
ConocoPhillips	862	85,519
Enbridge, Inc.	16,788	640,093
EOG Resources, Inc.	479	54,908
Exxon Mobil Corp.	7,563	829,359
Kinder Morgan, Inc.	6,414	112,309
ONEOK, Inc.	10,072	639,975
Suncor Energy, Inc.	2,202	68,365
TC Energy Corp.	2,963	115,253
Williams Companies, Inc.	5,265	157,213
		3,582,352
Financials 9.4%
Banks 3.6%
ABN AMRO Bank NV 144A (CVA)	2,918	46,368
ANZ Group Holdings Ltd.	6,108	94,206
Banco Santander Chile (ADR)	5,648	100,704
Bank Leumi Le-Israel BM	14,521	109,026
Bank of Nova Scotia (a)	5,280	265,934
BNP Paribas SA	745	44,590
Canadian Imperial Bank of Commerce	1,953	82,816
Citizens Financial Group, Inc.	1,628	49,442
Erste Group Bank AG	771	25,557
Fifth Third Bancorp.	3,202	85,301
First International Bank of Israel Ltd.	5,212	184,362
Huntington Bancshares, Inc.	11,081	124,107
ING Groep NV	15,982	189,901
Intesa Sanpaolo SpA	66,228	170,065

JPMorgan Chase & Co.	1,294	168,621
KBC Group NV	835	57,501
Mediobanca Banca di Credito Finanziario SpA	15,179	152,475
Nordea Bank Abp	31,178	333,450
Oversea-Chinese Banking Corp., Ltd.	15,000	139,782
PNC Financial Services Group, Inc.	861	109,433
Regions Financial Corp.	8,041	149,241
Royal Bank of Canada	3,255	311,290
Skandinaviska Enskilda Banken AB "A"	5,107	56,461
Toronto-Dominion Bank	6,137	367,584
Truist Financial Corp.	2,853	97,287
U.S. Bancorp.	4,530	163,306
UniCredit SpA	3,461	65,269
		3,744,079
Capital Markets 2.6%
Amundi SA 144A	3,089	194,639
Ares Management Corp. "A"	3,328	277,688
BlackRock, Inc.	323	216,126
Blackstone, Inc.	4,052	355,928
Carlyle Group, Inc.	2,323	72,152
Charles Schwab Corp.	957	50,128
CME Group, Inc.	1,436	275,023
Franklin Resources, Inc.	2,011	54,176
Hargreaves Lansdown PLC	8,886	87,750
Hong Kong Exchanges & Clearing Ltd.	2,900	129,038
Julius Baer Group Ltd.	1,845	125,744
Morgan Stanley	1,436	126,081
Partners Group Holding AG	323	303,823
St. James's Place PLC	7,083	105,961
T. Rowe Price Group, Inc.	3,542	399,892
		2,774,149
Financial Services 0.9%
Adyen NV 144A*	21	33,370
Apollo Global Management, Inc.	2,543	160,616
Mastercard, Inc. "A"	743	270,014
PayPal Holdings, Inc.*	1,307	99,253
Toast, Inc. "A"*	2,872	50,978
Visa, Inc. "A"	1,628	367,049
		981,280
Insurance 2.3%
Ageas SA	654	28,282
Allianz SE (Registered)	642	148,151
Assicurazioni Generali SpA	9,994	199,312
AXA SA	8,411	256,856
Fidelity National Financial, Inc.	1,628	56,866
Gjensidige Forsikring ASA	1,873	30,637
Hannover Rueck SE	832	162,705
Legal & General Group PLC	102,002	301,131
Manulife Financial Corp.	19,174	351,842
Medibank Pvt Ltd.	29,708	67,005
Poste Italiane SpA 144A	30,507	311,912
Swiss Re AG	767	78,701
Zurich Insurance Group AG	893	426,517
		2,419,917

Health Care 6.8%
Biotechnology 1.2%
AbbVie, Inc.	3,313	527,993
Amgen, Inc.	1,141	275,837
BeiGene Ltd. (ADR)*	287	61,857
Gilead Sciences, Inc.	3,829	317,692
Moderna, Inc.*	383	58,821
Zai Lab Ltd. (ADR)*	1,336	44,435
		1,286,635
Health Care Equipment & Supplies 1.0%
Abbott Laboratories	1,971	199,584
Align Technology, Inc.*	100	33,414
Coloplast AS "B"	795	104,519
DexCom, Inc.*	666	77,376
Edwards Lifesciences Corp.*	766	63,371
Fisher & Paykel Healthcare Corp. Ltd.	1,863	31,080
Hoya Corp.	600	66,251
Intuitive Surgical, Inc.*	370	94,524
Koninklijke Philips NV	13,156	241,186
Medtronic PLC	957	77,153
Stryker Corp.	287	81,930
		1,070,388
Health Care Providers & Services 0.9%
Cigna Group	479	122,399
CVS Health Corp.	1,577	117,187
Elevance Health, Inc.	287	131,966
UnitedHealth Group, Inc.	1,143	540,170
		911,722
Life Sciences Tools & Services 0.0%
Thermo Fisher Scientific, Inc.	96	55,332
Pharmaceuticals 3.7%
Astellas Pharma, Inc.	4,200	59,782
AstraZeneca PLC	472	65,329
Chugai Pharmaceutical Co., Ltd.	2,417	59,730
Eli Lilly & Co.	746	256,191
GSK PLC	17,149	303,000
Hikma Pharmaceuticals PLC	5,492	113,472
Johnson & Johnson	4,087	633,485
Merck & Co., Inc.	5,060	538,334
Novartis AG (Registered)	4,671	427,537
Novo Nordisk AS "B"	2,044	323,884
Pfizer, Inc.	12,263	500,330
Recordati Industria Chimica e Farmaceutica SpA	1,887	79,834
Roche Holding AG (Genusschein)	723	206,493
Sanofi	1,197	130,092
Takeda Pharmaceutical Co., Ltd.	5,173	169,828
		3,867,321
Industrials 5.6%
Aerospace & Defense 0.4%
Boeing Co.*	187	39,724
General Dynamics Corp.	287	65,496
Lockheed Martin Corp.	383	181,056

Northrop Grumman Corp.	91	42,017
Singapore Technologies Engineering Ltd.	33,800	93,238
		421,531
Air Freight & Logistics 0.7%
Deutsche Post AG (Registered)	6,104	286,083
United Parcel Service, Inc. "B"	2,300	446,177
		732,260
Building Products 0.0%
Johnson Controls International PLC	862	51,910
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	2	9
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,778	88,448
Electrical Equipment 0.3%
Eaton Corp. PLC	773	132,446
Emerson Electric Co.	1,653	144,042
Rockwell Automation, Inc.	287	84,220
		360,708
Ground Transportation 0.4%
Aurizon Holdings Ltd.	23,678	53,412
Canadian National Railway Co.	957	112,921
Old Dominion Freight Line, Inc.	191	65,100
Union Pacific Corp.	901	181,335
		412,768
Industrial Conglomerates 0.7%
3M Co.	3,929	412,977
Honeywell International, Inc.	765	146,207
Siemens AG (Registered)	807	130,584
		689,768
Machinery 1.3%
Atlas Copco AB "A"	21,649	275,181
Atlas Copco AB "B"	5,565	64,117
Caterpillar, Inc.	957	219,000
Cummins, Inc.	937	223,831
Deere & Co.	191	78,860
Kone Oyj "B"	1,133	59,036
Metso Outotec Oyj	3,759	41,126
PACCAR, Inc.	3,733	273,256
Snap-on, Inc.	287	70,857
Techtronic Industries Co., Ltd.	7,000	76,050
		1,381,314
Professional Services 0.9%
Adecco Group AG (Registered)	3,693	134,177
Automatic Data Processing, Inc.	805	179,217
Nihon M&A Center Holdings, Inc.	6,100	45,626
Paychex, Inc.	3,537	405,305
Robert Half International, Inc.	400	32,228
SGS SA (Registered)	27	59,392
Thomson Reuters Corp.	932	121,260
		977,205
Trading Companies & Distributors 0.8%
Fastenal Co.	5,282	284,911
ITOCHU Corp.	2,200	71,672

Marubeni Corp.	12,100	164,733
Mitsui & Co., Ltd.	2,100	65,413
Sumitomo Corp.	8,000	141,764
Toyota Tsusho Corp.	1,500	63,933
		792,426
Information Technology 12.3%
Communications Equipment 0.7%
Cisco Systems, Inc.	14,859	776,754
Electronic Equipment, Instruments & Components 0.2%
Venture Corp., Ltd.	12,400	165,175
IT Services 1.3%
Accenture PLC "A"	574	164,055
Cloudflare, Inc. "A"*	1,149	70,847
EPAM Systems, Inc.*	191	57,109
Infosys Ltd. (ADR)	15,794	275,447
International Business Machines Corp.	2,874	376,753
MongoDB, Inc.*	287	66,906
Obic Co., Ltd.	300	47,455
Otsuka Corp.	2,700	95,826
Shopify, Inc. "A"*	1,838	88,126
Snowflake, Inc. "A"*	479	73,905
Twilio, Inc. "A"*	956	63,698
		1,380,127
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.*	862	84,485
Analog Devices, Inc.	712	140,421
ASE Technology Holding Co., Ltd. (ADR)	60,602	482,998
ASML Holding NV	166	112,624
Broadcom, Inc.	717	459,984
Enphase Energy, Inc.*	244	51,308
Intel Corp.	11,909	389,067
Lam Research Corp.	149	78,988
Lasertec Corp.	300	53,190
Microchip Technology, Inc.	766	64,175
Monolithic Power Systems, Inc.	191	95,603
NVIDIA Corp.	2,548	707,758
QUALCOMM, Inc.	1,404	179,122
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,510	605,560
Texas Instruments, Inc.	2,876	534,965
Tokyo Electron Ltd.	1,878	241,365
United Microelectronics Corp. (ADR)*	40,389	353,808
		4,635,421
Software 3.3%
Adobe, Inc.*	574	221,202
Bill.com Holdings, Inc.*	374	30,346
Cadence Design Systems, Inc.*	483	101,473
Fortinet, Inc.*	1,245	82,743
Intuit, Inc.	986	439,588
Microsoft Corp.	7,817	2,253,641
Paycom Software, Inc.*	191	58,066
Paylocity Holding Corp.*	287	57,050
Salesforce, Inc.*	383	76,516

ServiceNow, Inc.*	343	159,399
Zscaler, Inc.*	279	32,596
		3,512,620
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	14,981	2,470,367
Materials 1.9%
Chemicals 0.8%
Air Products & Chemicals, Inc.	467	134,127
Albemarle Corp.	191	42,219
BASF SE	1,981	103,863
Dow, Inc.	5,394	295,699
EMS-Chemie Holding AG (Registered)	83	68,666
LyondellBasell Industries NV "A"	670	62,906
Shin-Etsu Chemical Co., Ltd.	3,500	113,418
		820,898
Containers & Packaging 0.1%
Amcor PLC	5,577	63,466
International Paper Co.	1,466	52,864
		116,330
Metals & Mining 1.0%
Antofagasta PLC	4,713	92,253
Gold Fields Ltd. (ADR)	5,300	70,596
Norsk Hydro ASA	23,252	173,006
Nucor Corp.	574	88,666
Rio Tinto PLC	6,270	423,505
Steel Dynamics, Inc.	279	31,544
Vale SA (ADR)	9,800	154,644
		1,034,214
Real Estate 1.5%
Retail REITs 0.4%
Link REIT	9,300	59,804
Simon Property Group, Inc.	3,255	364,462
		424,266
Specialized REITs 1.1%
Crown Castle, Inc.	353	47,246
Extra Space Storage, Inc.	383	62,402
Gaming and Leisure Properties, Inc.	5,552	289,037
Iron Mountain, Inc.	3,151	166,719
Public Storage	1,000	302,140
VICI Properties, Inc.	8,196	267,354
		1,134,898
Utilities 1.2%
Electric Utilities 0.9%
CK Infrastructure Holdings Ltd.	19,500	106,158
Enel SpA	53,803	327,877
Power Assets Holdings Ltd.	33,000	176,940
Red Electrica Corp. SA	7,084	124,452
SSE PLC	8,764	194,982
		930,409

Gas Utilities 0.2%
Snam SpA	25,134	133,198
UGI Corp.	1,400	48,664
		181,862
Multi-Utilities 0.1%
E.ON SE	14,010	174,797
Total Common Stocks (Cost $51,882,058)		61,173,650

Preferred Stocks 2.6%
Consumer Discretionary 0.1%
Bayerische Motoren Werke AG, 6.185%	1,222	124,866
Financials 1.7%
AGNC Investment Corp., Series C, 7.0%	14,427	339,323
Fifth Third Bancorp., Series I, 6.625%	10,000	237,100
Goldman Sachs Group, Inc., Series J, 5.5%	17,000	421,940
KeyCorp., Series E, 6.125%	10,000	234,100
Morgan Stanley, Series K, 5.85%	10,000	247,800
Wells Fargo & Co., Series Y, 5.625%	15,000	342,000
		1,822,263
Real Estate 0.8%
Kimco Realty Corp., Series L, 5.125%	15,000	294,450
Prologis, Inc., Series Q, 8.54%	164	9,471
Simon Property Group, Inc., Series J, 8.375%	8,000	472,000
		775,921
Total Preferred Stocks (Cost $3,147,492)		2,723,050

Rights 0.0%
Health Care
Abiomed, Inc.* (b) (Cost $204)	200	204

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,284)	170	14,496

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 21.0%
Communication Services 2.1%
America Movil SAB de CV, 4.375%, 4/22/2049	300,000	263,426
AT&T, Inc.:
2.25%, 2/1/2032	80,000	65,403
3.65%, 6/1/2051	100,000	75,743
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	275,000	259,875
Charter Communications Operating LLC:
2.25%, 1/15/2029	120,000	100,080
3.5%, 3/1/2042	57,000	38,512
3.7%, 4/1/2051	34,000	21,759
Discovery Communications LLC, 4.0%, 9/15/2055	40,000	26,526
Grupo Televisa SAB, 5.25%, 5/24/2049	300,000	281,888
Netflix, Inc., 5.875%, 11/15/2028	140,000	147,119
Rogers Communications, Inc., 144A, 3.8%, 3/15/2032	145,000	130,130
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	300,000	254,116

T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	90,000	84,006
3.3%, 2/15/2051	125,000	88,882
3.375%, 4/15/2029	115,000	104,844
3.6%, 11/15/2060	25,000	17,819
4.375%, 4/15/2040	60,000	53,773
5.65%, 1/15/2053	120,000	122,906
Verizon Communications, Inc.:
2.65%, 11/20/2040	40,000	28,560
3.7%, 3/22/2061	100,000	74,565
		2,239,932
Consumer Discretionary 1.0%
Ford Motor Co., 3.25%, 2/12/2032	105,000	82,525
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	230,000	204,698
2.9%, 2/16/2028	200,000	171,920
General Motors Co., 5.6%, 10/15/2032	275,000	269,247
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	80,000	63,167
3.1%, 1/12/2032	90,000	73,333
Lowe's Companies, Inc., 5.625%, 4/15/2053	50,000	50,163
Warnermedia Holdings, Inc.:
144A, 5.05%, 3/15/2042	50,000	41,822
144A, 5.141%, 3/15/2052	100,000	81,023
		1,037,898
Consumer Staples 0.7%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	166,000	162,234
JBS U.S.A. Lux SA, 144A, 2.5%, 1/15/2027	260,000	230,880
Kenvue, Inc., 144A, 5.2%, 3/22/2063	30,000	31,083
Kraft Heinz Foods Co., 4.375%, 6/1/2046	100,000	87,120
Philip Morris International, Inc.:
5.125%, 2/15/2030	150,000	151,924
5.625%, 11/17/2029	60,000	62,692
5.75%, 11/17/2032	50,000	52,470
		778,403
Energy 2.4%
BP Capital Markets PLC, 4.375%, Perpetual (d)	200,000	190,483
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	200,000	201,430
Cheniere Energy Partners LP:
4.0%, 3/1/2031	250,000	222,485
4.5%, 10/1/2029	175,000	162,577
Ecopetrol SA, 6.875%, 4/29/2030	300,000	276,537
Enbridge, Inc., 5.7%, 3/8/2033	70,000	72,810
Energy Transfer LP, 5.0%, 5/15/2050	208,000	177,534
Enterprise Products Operating LLC:
3.3%, 2/15/2053	90,000	65,107
4.2%, 1/31/2050	144,000	122,175
Occidental Petroleum Corp., 8.875%, 7/15/2030	300,000	348,942
ONEOK, Inc., 6.1%, 11/15/2032	40,000	41,410
Plains All American Pipeline LP, 3.8%, 9/15/2030	50,000	44,556
Targa Resources Corp., 6.5%, 2/15/2053	80,000	81,878
Targa Resources Partners LP, 6.5%, 7/15/2027	300,000	305,869

Williams Companies, Inc.:
4.65%, 8/15/2032	120,000	115,663
5.65%, 3/15/2033	90,000	92,945
		2,522,401
Financials 6.7%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	150,000	134,312
3.4%, 10/29/2033	150,000	121,759
Air Lease Corp., Series C, 4.125%, Perpetual (d)	200,000	136,000
Aircastle Ltd., Series A, 144A, 5.25%, Perpetual (d)	130,000	94,848
Ally Financial, Inc., Series B, 4.7%, Perpetual (d)	500,000	358,750
Ares Capital Corp., 2.875%, 6/15/2027	150,000	128,685
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	200,000	155,179
Bank of America Corp.:
2.972%, 2/4/2033	200,000	168,408
Series RR, 4.375%, Perpetual (d)	530,000	450,573
Bank of New York Mellon Corp.:
Series H, 3.7%, Perpetual (d)	180,000	162,450
Series I, 3.75%, Perpetual (d)	345,000	284,487
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	110,000	90,258
3.625%, 1/15/2026	155,000	140,491
Capital One Financial Corp., Series M, 3.95%, Perpetual (d)	350,000	262,062
Charles Schwab Corp., Series I, 4.0%, Perpetual (d)	265,000	216,046
Citigroup, Inc.:
2.561%, 5/1/2032	40,000	33,186
3.057%, 1/25/2033	70,000	59,239
Enstar Finance LLC, 5.5%, 1/15/2042	200,000	144,053
Five Corners Funding Trust III, 144A, 5.791%, 2/15/2033	100,000	102,603
HSBC Holdings PLC, 7.39%, 11/3/2028	200,000	212,867
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	130,000	125,191
Lloyds Banking Group PLC, 4.716%, 8/11/2026	200,000	194,693
M&T Bank Corp., 5.053%, 1/27/2034	80,000	74,288
Morgan Stanley:
2.484%, 9/16/2036	141,000	107,118
5.948%, 1/19/2038	170,000	169,051
Natwest Group PLC, 6.016%, 3/2/2034	200,000	207,162
PNC Financial Services Group, Inc.:
Series T, 3.4%, Perpetual (d)	320,000	253,766
5.068%, 1/24/2034	70,000	69,056
Series W, 6.25%, Perpetual (d)	430,000	399,900
REC Ltd., 144A, 4.75%, 5/19/2023	200,000	199,796
Societe Generale SA:
144A, 5.375%, Perpetual (d)	250,000	179,984
144A, 6.221%, 6/15/2033	225,000	209,037
State Street Corp., 4.164%, 8/4/2033	130,000	122,297
Synchrony Bank, 5.625%, 8/23/2027	250,000	229,488
The Goldman Sachs Group, Inc.:
2.908%, 7/21/2042	80,000	57,248
Series T, 3.8%, Perpetual (d)	170,000	140,811
Truist Financial Corp.:
Series N, 4.8%, Perpetual (d)	300,000	262,500
5.122%, 1/26/2034	90,000	87,767
U.S. Bancorp:
4.839%, 2/1/2034	120,000	116,439
5.85%, 10/21/2033	60,000	62,672

UBS Group AG, 144A, 4.375%, Perpetual (d)	200,000	138,750
Westpac Banking Corp., 5.0%, Perpetual (d)	200,000	170,250
		7,033,520
Health Care 1.4%
Amgen, Inc.:
5.25%, 3/2/2033	80,000	82,192
5.65%, 3/2/2053	80,000	83,256
Centene Corp.:
2.45%, 7/15/2028	60,000	52,200
2.625%, 8/1/2031	130,000	105,340
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	300,000	266,327
CVS Health Corp.:
5.05%, 3/25/2048	175,000	163,714
5.25%, 2/21/2033	135,000	137,745
Elevance Health, Inc., 6.1%, 10/15/2052	30,000	33,470
Eli Lilly & Co., 4.875%, 2/27/2053	80,000	82,721
Humana, Inc.:
5.5%, 3/15/2053	60,000	61,076
5.875%, 3/1/2033	40,000	43,042
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	463,000	419,015
		1,530,098
Industrials 1.1%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	105,000	103,332
Block, Inc., 2.75%, 6/1/2026	30,000	27,353
Boeing Co., 5.805%, 5/1/2050	115,000	115,767
Delta Air Lines, Inc., 3.75%, 10/28/2029	135,000	119,060
Jacobs Engineering Group, Inc., 5.9%, 3/1/2033	70,000	70,073
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	170,000	169,453
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	250,000	247,187
Raytheon Technologies Corp., 5.375%, 2/27/2053	90,000	94,727
Republic Services, Inc., 5.0%, 4/1/2034	80,000	81,506
Trane Technologies Financing Ltd., 5.25%, 3/3/2033	60,000	62,018
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	110,000	111,515
		1,201,991
Information Technology 1.7%
Broadcom, Inc., 144A, 2.6%, 2/15/2033	70,000	54,893
Dell International LLC, 5.3%, 10/1/2029	85,000	85,641
Hewlett Packard Enterprise Co., 5.9%, 10/1/2024	280,000	283,530
HP, Inc., 5.5%, 1/15/2033	200,000	198,170
Intel Corp., 5.125%, 2/10/2030	125,000	127,307
Micron Technology, Inc., 6.75%, 11/1/2029	210,000	223,087
MSCI, Inc.:
144A, 3.25%, 8/15/2033	40,000	32,758
144A, 3.625%, 9/1/2030	90,000	78,238
NXP BV:
2.65%, 2/15/2032	58,000	47,557
3.125%, 2/15/2042	60,000	42,550
Open Text Corp., 144A, 3.875%, 2/15/2028	175,000	156,188

Oracle Corp.:
3.6%, 4/1/2050		7,000	4,965
3.65%, 3/25/2041		118,000	91,038
5.55%, 2/6/2053		50,000	47,602
6.9%, 11/9/2052		105,000	117,691
SK Hynix, Inc., 144A, 1.5%, 1/19/2026		200,000	177,724
			1,768,939
Materials 1.4%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030		200,000	174,944
Berry Global, Inc., 1.65%, 1/15/2027		300,000	262,639
Braskem Netherlands Finance BV, 144A, 7.25%, 2/13/2033		220,000	211,310
Celanese U.S. Holdings LLC:
5.9%, 7/5/2024		225,000	225,085
6.165%, 7/15/2027		200,000	201,141
Dow Chemical Co., 6.9%, 5/15/2053		50,000	57,676
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		256,000	253,251
Nutrien Ltd., 5.8%, 3/27/2053		40,000	41,199
			1,427,245
Real Estate 0.1%
Boston Properties LP:
(REIT), 2.55%, 4/1/2032		75,000	53,467
(REIT), 6.75%, 12/1/2027		90,000	89,049
			142,516
Utilities 2.4%
American Electric Power Co., Inc., 5.625%, 3/1/2033		70,000	72,406
CMS Energy Corp., 3.75%, 12/1/2050		400,000	299,756
Duke Energy Corp., 3.25%, 1/15/2082		250,000	186,187
Duke Energy Florida LLC, 5.95%, 11/15/2052		50,000	55,633
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		200,000	188,760
New England Power Co., 144A, 5.936%, 11/25/2052		50,000	54,831
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		190,000	176,935
144A, 4.25%, 7/15/2024		195,000	192,518
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		250,000	213,888
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		20,000	16,203
3.25%, 6/1/2031		80,000	67,777
3.3%, 8/1/2040		70,000	49,649
5.45%, 6/15/2027		90,000	89,054
PacifiCorp, 5.35%, 12/1/2053		115,000	117,684
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	260,000	271,399
Sempra Energy, 4.125%, 4/1/2052		310,000	249,741
Southern Co., Series 21-A, 3.75%, 9/15/2051		215,000	180,350
			2,482,771
Total Corporate Bonds (Cost $24,841,298)			22,165,714

Asset-Backed 7.0%
Automobile Receivables 0.4%
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		230,000	230,032
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		161,862	156,503
			386,535

Miscellaneous 6.6%
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	521,998	454,563
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051	1,110,937	897,018
Dell Equipment Finance Trust, “A1”, Series 2023-1, 144A, 5.456%, 3/22/2024	2,000,000	2,001,445
Domino's Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047	323,000	304,755
Madison Park Funding XXVI Ltd., “AR”, Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 6.002% (e), 7/29/2030	1,095,698	1,087,016
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	345,368	340,184
Octagon Investment Partners 20-R Ltd., “A1R”, Series 2019-4A, 144A, 3-month USD- LIBOR + 1.15%, 6.023% (e), 5/12/2031	750,000	739,388
Venture 37 CLO Ltd., “A1R”, Series 2019-37A, 144A, 3-month USD-LIBOR + 1.15%, 5.942% (e), 7/15/2032	800,000	781,135
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	414,615	334,448
		6,939,952
Total Asset-Backed (Cost $7,740,593)		7,326,487

Mortgage-Backed Securities Pass-Throughs 3.3%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038	915	969
Federal National Mortgage Association:
4.5%, 9/1/2035	2,750	2,761
5.0%, 4/1/2053 (f)	2,000,000	1,993,822
5.5%, 4/1/2053 (f)	1,500,000	1,515,015
6.0%, 1/1/2024	521	519
Total Mortgage-Backed Securities Pass-Throughs (Cost $3,485,536)		3,513,086

Commercial Mortgage-Backed Securities 1.9%
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	500,000	489,884
Credit Suisse Commercial Mortgage Trust, “B”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.5%, 10.184% (e), 12/15/2035	700,000	689,850
Credit Suisse Mortgage Trust, “A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.5%, 8.184% (e), 12/15/2035	700,000	692,846
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30- day average SOFR + 3.75%, 8.234% (e), 1/25/2051	194,000	168,467
Total Commercial Mortgage-Backed Securities (Cost $2,110,968)		2,041,047

Collateralized Mortgage Obligations 0.7%
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 6.995% (e), 9/25/2031	4,809	4,809
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 7.145% (e), 8/25/2031	5,388	5,387
Federal National Mortgage Association, “I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	45,124	8,706
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 6.695% (e), 2/25/2050	405,773	403,241
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 7.295% (e), 3/25/2049	242,867	245,097
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.244% (e), 10/25/2046	126,893	115,347
Total Collateralized Mortgage Obligations (Cost $788,078)		782,587

Government & Agency Obligations 2.6%
Sovereign Bonds 0.4%
Brazilian Government International Bond, 3.875%, 6/12/2030	200,000	179,014
Indonesia Government International Bond, 3.85%, 10/15/2030	300,000	285,379
		464,393

U.S. Treasury Obligations 2.2%
U.S. Treasury Notes:
2.75%, 5/31/2029	898,200	856,062
3.5%, 2/15/2033	777,900	779,115
4.125%, 11/15/2032	600,100	630,574
		2,265,751
Total Government & Agency Obligations (Cost $2,824,683)		2,730,144

Short-Term U.S. Treasury Obligation 1.4%
U.S. Treasury Bills, 1.998% (g), 4/20/2023 (h) (Cost $1,498,418)	1,500,000	1,496,708

	Shares	Value ($)

Exchange-Traded Funds 2.8%
SPDR Bloomberg Convertible Securities ETF (Cost $2,340,555)	43,880	2,943,032

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (i) (j) (Cost $15,509)	15,509	15,509

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 4.78% (i) (Cost $1,320,811)	1,320,811	1,320,811

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $102,026,487)	102.7	108,246,525
Other Assets and Liabilities, Net	(2.7)	(2,863,552)
Net Assets	100.0	105,382,973
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (i) (j)
82,000	—	66,491 (k)	—	—	590	—	15,509	15,509
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 4.78% (i)
1,133,981	11,858,747	11,671,917	—	—	27,130	—	1,320,811	1,320,811
1,215,981	11,858,747	11,738,408	—	—	27,720	—	1,336,320	1,336,320

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $14,808, which is 0.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Perpetual, callable security with no stated maturity date.

(e)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	When-issued, delayed delivery or forward commitment securities included.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At March 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At March 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/21/2023	11	1,226,533	1,264,141	37,608
MSCI Emerging Market Index	USD	6/16/2023	53	2,536,210	2,638,075	101,865
TOPIX Index	JPY	6/8/2023	1	151,560	150,894	(666)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2023	11	1,284,622	1,332,547	47,925
Ultra Long U.S. Treasury Bond	USD	6/21/2023	32	4,313,086	4,516,000	202,914
Total net unrealized appreciation						389,646
At March 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	6/30/2023	17	1,821,216	1,861,633	(40,417)
Euro Stoxx 50 Index	EUR	6/16/2023	8	351,678	369,684	(18,006)
Euro-Schatz	EUR	6/8/2023	24	2,724,313	2,751,029	(26,716)
S&P 500 E-Mini Index	USD	6/16/2023	32	6,225,269	6,620,400	(395,131)
Total unrealized depreciation						(480,270)

At March 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	3,711,863	EUR	3,465,804	6/8/2023	60,597	Bank of America
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,664,525	$1,368,883	$—	$6,033,408
Consumer Discretionary	3,522,830	1,545,827	—	5,068,657
Consumer Staples	3,023,031	2,688,894	—	5,711,925
Energy	3,582,352	—	—	3,582,352
Financials	5,258,878	4,660,547	—	9,919,425
Health Care	4,809,381	2,382,017	—	7,191,398
Industrials	3,994,362	1,913,985	—	5,908,347
Information Technology	12,224,829	715,635	—	12,940,464
Materials	996,731	974,711	—	1,971,442
Real Estate	1,499,360	59,804	—	1,559,164
Utilities	48,664	1,238,404	—	1,287,068
Preferred Stocks (a)	2,598,184	124,866	—	2,723,050
Rights	—	—	204	204
Warrants	—	—	14,496	14,496
Corporate Bonds (a)	—	22,165,714	—	22,165,714
Asset-Backed (a)	—	7,326,487	—	7,326,487
Mortgage-Backed Securities Pass-Throughs	—	3,513,086	—	3,513,086
Commercial Mortgage-Backed Securities	—	2,041,047	—	2,041,047
Collateralized Mortgage Obligations	—	782,587	—	782,587
Government & Agency Obligations (a)	—	2,730,144	—	2,730,144
Short-Term U.S. Treasury Obligation	—	1,496,708	—	1,496,708
Exchange-Traded Funds	2,943,032	—	—	2,943,032
Short-Term Investments (a)	1,336,320	—	—	1,336,320
Derivatives (b)
Futures Contracts	390,312	—	—	390,312
Forward Foreign Currency Contracts	—	60,597	—	60,597
Total	$50,892,791	$57,789,943	$14,700	$108,697,434

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(480,936)	$—	$—	$(480,936)
Total	$(480,936)	$—	$—	$(480,936)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$—	$(311,938)
Interest Rate Contracts	$—	$221,314
Foreign Exchange Contracts	$60,597	$—

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2GIB-PH1
R-080548-2 (1/25)